Organization and Business Operations	12 Months Ended
Mar. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Business Operations

NOTE 1 - ORGANIZATION AND BUSINESS OPERATIONS

Organization and Description of Business

Content Checked Holdings, Inc. (formerly Vesta International, Corp.) (the “Company”, “we” or “us”) was incorporated under the laws of the State of Nevada on May 11, 2011 (“Inception”) and has adopted a March 31 fiscal year end. Prior to the Merger (as defined elsewhere), we planned to market and distribute ceramic sanitary ware produced in China in the European and North American markets. Since May 11, 2011 (“Inception”) through March 31, 2015, the Company has not generated any revenue and has accumulated losses of $44,230.

Our principal executive offices are located at 8730 Sunset Blvd., Suite 240, West Hollywood, California 90069. Our website address is www.content checked.com.